UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Global Value
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Global Value Fund


Semi-Annual Report -- May 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 14, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures or forward contracts.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended May 31, 2004.

INVESTMENT RESULTS*
Periods Ended May 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Global Value Fund
   Class A                      7.26%             21.20%
------------------------------------------------------------
   Class B                      6.80%             20.35%
------------------------------------------------------------
   Class C                      6.79%             20.33%
------------------------------------------------------------
MSCI World Index                7.98%             24.07%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

Additional investment results appear on pages 4-6.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1

For the six-month period ended May 31, 2004, the Fund modestly trailed its benchmark, the MSCI World Index. A positive contribution from sector selection was offset by disappointments in stock selection. The Fund benefited from an underweight position in the technology sector, which lagged the broad market, and from an overweight position in the capital equipment sector, which outperformed. The Fund was held back slightly because of a small cash position. In terms of stock selection, a number of finance and energy stocks performed particularly well, but this was offset by a poor showing in a few of the Fund's consumer staples and capital equipment holdings.

For the 12-month period ended May 31, 2004, the Fund lagged its benchmark somewhat more than in the six-month period. Sector selection and currency positions were net contributors, while stock selection once again detracted from returns. In terms of sector positions, an overweight position in capital equipment and finance stocks added to the Fund's relative return, while, once again, a modest cash position dragged. Among individual stock holdings, a strong showing among finance and energy picks was not enough to compensate for a disappointing performance among some consumer staple and medical stocks. The Fund's lower-than-benchmark exposure to the U.S. dollar also added to relative performance.

Market Review and Investment Strategy

The last year has seen a remarkable rise in global equity markets after they had fallen to multi-year lows in March 2003. As the worries that had dominated markets over the previous years faded--the unwinding of the technology bubble, the slowdown of world economies, corporate malfeasance scandals and geopolitical fears--investors regained an appetite for risk. The effects of a very accommodative monetary policy, as well as, in some countries, strong fiscal stimulus, resulted in a pick-up in global economic activity and a strong rebound in corporate earnings.

Market returns in the first half of the last year were dominated by cyclical sectors: capital equipment, construction and housing, industrial commodities and technology all led the market up, while more defensive sectors, such as consumer staples and medical, lagged. In the last six months, this pattern shifted somewhat. Capital equipment and construction and housing continued to outperform the broad market, but technology stocks fell behind. The energy sector also outperformed the market as growing demand pushed oil and natural gas prices to multi-year highs, and many energy companies recorded large profits. Our view that a robust economic recovery is underway has led us to overweight the finance, capital equipment and energy sectors within the Fund. The Fund is underweight in the medical, consumer cyclicals and technology sectors, where we find the prospects less compelling.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $146.9


SECTOR BREAKDOWN*

     31.8%   Financials
     11.6%   Capital Equipment
     10.2%   Energy
      8.3%   Consumer Growth                       [PIE CHART OMITTED]
      8.1%   Technology
      7.7%   Utilities
      7.1%   Industrial Commodities
      7.0%   Consumer Staples
      4.3%   Consumer Cyclicals
      2.1%   Construction & Housing
      1.8%   Services


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                21.20%                 16.09%
       Since Inception*                4.12%                  2.71%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       17.31%
       Since Inception*                                       3.43%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                    NAV Returns            SEC Returns
                1 Year                20.35%                 16.35%
       Since Inception*                3.37%                  3.08%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       17.57%
       Since Inception*                                       3.77%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                    NAV Returns            SEC Returns
                1 Year                20.33%                 19.33%
       Since Inception*                3.40%                  3.40%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       20.68%
       Since Inception*                                       4.08%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)


                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Bank of America Corp.                            $  3,358,868           2.3%
-------------------------------------------------------------------------------
Pfizer, Inc.                                        3,332,562           2.3
-------------------------------------------------------------------------------
ConocoPhillips                                      3,276,018           2.2
-------------------------------------------------------------------------------
BP Plc                                              3,143,478           2.1
-------------------------------------------------------------------------------
Citigroup, Inc.                                     3,106,167           2.1
-------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                              3,035,252           2.1
-------------------------------------------------------------------------------
Comcast Corp. Cl.A Special                          2,920,050           2.0
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                 2,735,712           1.9
-------------------------------------------------------------------------------
UFJ Holdings, Inc.                                  2,563,768           1.7
-------------------------------------------------------------------------------
Aventis, SA                                         2,475,600           1.7
-------------------------------------------------------------------------------
                                                 $ 29,947,475          20.4%


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-96.7%
Foreign Investments-53.0%
Australia-0.6%
Australia and New Zealand Banking Group,
  Ltd.                                                 71,300     $     923,289
                                                                  -------------
Austria-0.6%
OMV AG                                                  5,200           912,231
                                                                  -------------
Belgium-1.3%
Belgacom(a)                                            12,400           375,682
Delhaize Le Lion, SA                                   14,100           671,269
KBC Bankverzekeringsholding                            15,000           860,347
                                                                  -------------
                                                                      1,907,298
                                                                  -------------
Bermuda-0.6%
PartnerRe, Ltd.                                        15,200           849,376
                                                                  -------------
Brazil-0.9%
Gerdau, SA (ADR)                                       23,100           245,322
Petroleo Brasileiro, SA (ADR)                          25,200           580,608
Unibanco-Uniao de Bancos Brasileiros,
  SA (GDR)                                             19,500           376,350
Votorantim Celulose e Papel, SA (ADR)                   4,800           150,048
                                                                  -------------
                                                                      1,352,328
                                                                  -------------
Canada-3.6%
Bank of Nova Scotia                                    89,495         2,213,310
BCE, Inc.                                               8,615           171,329
Magna International, Inc. Cl.A                          8,443           675,465
Manulife Financial Corp.                               10,100           392,412
Manulife Financial Corp.(b)                             3,555           138,005
Petro-Canada                                           16,400           708,583
Royal Bank of Canada                                   24,600         1,060,174
                                                                  -------------
                                                                      5,359,278
                                                                  -------------
China-0.2%
China Petroleum & Chemical Corp. Cl.H                 836,000           313,737
                                                                  -------------
France-5.5%
Arcelor                                               123,100         2,064,788
Assurances Generales de France                         26,625         1,614,287
Aventis, SA                                            31,200         2,475,600
BNP Paribas, SA                                        15,600           952,887
Societe Generale                                       11,950         1,013,151
                                                                  -------------
                                                                      8,120,713
                                                                  -------------
Germany-4.8%
Continental AG                                         47,700         2,141,522
Heidelberger Zement AG                                 33,586         1,481,605
MAN AG                                                 40,000         1,479,174


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Siemens AG                                             13,800     $     971,740
Volkswagen AG                                          22,600           986,204
                                                                  -------------
                                                                      7,060,245
                                                                  -------------
Hungary-0.5%
MOL Magyar Olaj-es Gazipari Rt.                        17,500           672,193
                                                                  -------------
Indonesia-0.2%
PT Astra International Tbk                            457,500           283,564
                                                                  -------------
Ireland-0.6%
Depfa Bank Plc                                         55,000           823,087
                                                                  -------------
Israel-0.4%
Bank Hapoalim, Ltd.                                   204,400           524,321
                                                                  -------------
Italy-1.4%
ENI SpA                                                98,950         2,017,525
                                                                  -------------
Japan-10.7%
Canon, Inc.                                            42,000         2,077,038
Honda Motor Co., Ltd.                                  50,900         2,198,485
JFE Holdings, Inc.                                     48,900         1,060,487
Nippon Meat Packers, Inc.                              76,000           829,618
Nissan Motor Co., Ltd.                                300,000         3,035,252
Promise Co., Ltd.                                      23,600         1,554,702
Sumitomo Mitsui Financial Group, Inc.                     325         2,335,647
UFJ Holdings, Inc.(a)                                     510         2,563,768
                                                                  -------------
                                                                     15,654,997
                                                                  -------------
Mexico-0.4%
Cemex S.A. de C.V.                                     98,000           572,125
                                                                  -------------
Netherlands-1.3%
ABN AMRO Holding NV                                    25,111           535,311
DSM NV                                                 27,440         1,356,303
                                                                  -------------
                                                                      1,891,614
                                                                  -------------
Norway-0.3%
Yara International ASA(a)                              62,500           462,922
                                                                  -------------
Singapore-2.0%
Flextronics International, Ltd.(a)                     80,400         1,411,824
Singapore Telecommunications, Ltd.                  1,158,000         1,492,786
                                                                  -------------
                                                                      2,904,610
                                                                  -------------
South Africa-1.1%
ABSA Group, Ltd.                                       87,500           632,449
Sanlam, Ltd.                                          324,500           441,649
Telkom South Africa, Ltd.                              45,200           549,143
                                                                  -------------
                                                                      1,623,241
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
South Korea-0.6%
Hyundai Motor Co.                                      11,400     $     437,596
POSCO                                                   3,900           482,267
                                                                  -------------
                                                                        919,863
                                                                  -------------
Spain-1.2%
Altadis, SA                                            12,000           367,375
Arcelor                                                   933            15,672
Repsol YPF, SA                                         68,000         1,442,133
                                                                  -------------
                                                                      1,825,180
                                                                  -------------
Sweden-1.2%
Svenska Cellulosa AB                                   46,100         1,785,263
                                                                  -------------
Switzerland-1.3%
Credit Suisse Group(a)                                 54,000         1,854,863
                                                                  -------------
Taiwan-1.2%
China Steel Corp. (GDR)                                22,000           392,260
Compal Electronics, Inc. (GDR)                        134,800           822,280
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                           51,200           519,680
                                                                  -------------
                                                                      1,734,220
                                                                  -------------
United Kingdom-10.5%
Aviva Plc                                             216,400         2,111,992
BP Plc                                                359,000         3,143,478
British American Tobacco Plc                           35,200           516,117
George Wimpey Plc                                      60,000           405,782
GlaxoSmithKline Plc                                   104,500         2,183,416
InterContinental Hotels Group Plc                     100,000           959,471
Royal & Sun Alliance Insurance Group Plc              351,600           521,974
Royal Bank of Scotland Group Plc                       13,250           399,967
SABMiller Plc                                          56,500           682,416
Taylor Woodrow Plc                                    100,000           465,531
Vodafone Group Plc                                    875,000         2,056,746
Whitbread Plc                                         101,500         1,488,235
William Morrison Supermarkets Plc                     103,459           432,807
Xstrata Plc                                             7,200            90,988
                                                                  -------------
                                                                     15,458,920
                                                                  -------------
Total Foreign Investments
  (cost $64,262,953)                                                 77,807,003
                                                                  -------------
United States Investments-43.7%
Financial-14.0%
Banks-NYC-2.8%
Citigroup, Inc.                                        66,900         3,106,167
J.P. Morgan Chase & Co.                                28,500         1,049,940
                                                                  -------------
                                                                      4,156,107
                                                                  -------------
Life Insurance-1.6%
Jefferson-Pilot Corp.                                  10,000           513,300
MetLife, Inc.                                          49,100         1,745,505
                                                                  -------------
                                                                      2,258,805
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Major Regional Banks-3.4%
Bank of America Corp.                                  40,405     $   3,358,868
National City Corp.                                    22,750           807,397
Wachovia Corp.                                         17,500           826,175
                                                                  -------------
                                                                      4,992,440
                                                                  -------------
Property/Casualty Insurance-2.6%
Chubb Corp.                                            20,400         1,374,348
The St. Paul Travelers Cos., Inc.                      46,330         1,838,375
XL Capital, Ltd. Cl.A                                   8,000           597,200
                                                                  -------------
                                                                      3,809,923
                                                                  -------------
Savings & Loan-2.3%
Federal Home Loan Mortgage Corp.                       27,400         1,599,886
Federal National Mortgage Association                  26,300         1,780,510
                                                                  -------------
                                                                      3,380,396
                                                                  -------------
Miscellaneous-1.3%
Lehman Brothers Holdings, Inc.                         10,500           794,325
Morgan Stanley                                          7,500           401,325
The Goldman Sachs Group, Inc.                           8,000           751,280
                                                                  -------------
                                                                      1,946,930
                                                                  -------------
                                                                     20,544,601
                                                                  -------------
Consumer Growth-4.8%
Drugs-2.8%
Bristol-Myers Squibb Co.                                1,200            30,324
Merck & Co., Inc.                                      17,100           808,830
Pfizer, Inc.                                           94,300         3,332,562
                                                                  -------------
                                                                      4,171,716
                                                                  -------------
Radio-TV Broadcasting-2.0%
Comcast Corp. Cl.A Special(a)                         103,000         2,920,050
                                                                  -------------
                                                                      7,091,766
                                                                  -------------
Consumer Staples-4.4%
Beverages & Tobacco-2.2%
Altria Group, Inc.                                     50,250         2,410,492
PepsiCo, Inc.                                          14,000           747,180
                                                                  -------------
                                                                      3,157,672
                                                                  -------------
Retail Stores-Food-2.2%
Safeway, Inc.(a)                                       55,200         1,245,312
SUPERVALU, Inc.                                        20,000           620,400
The Kroger Co.(a)                                      82,900         1,383,601
                                                                  -------------
                                                                      3,249,313
                                                                  -------------
                                                                      6,406,985
                                                                  -------------
Utilities-4.3%
Electric Companies-3.1%
Ameren Corp.                                           19,800           875,160
American Electric Power Co., Inc.                      28,550           907,034
Entergy Corp.                                          25,800         1,408,938
PPL Corp.                                              18,200           785,330
Sempra Energy                                          18,000           600,660
                                                                  -------------
                                                                      4,577,122
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Telephone-1.2%
Qwest Communications International, Inc.(a)           236,100     $     885,375
Sprint Corp.                                           46,000           816,960
                                                                  -------------
                                                                      1,702,335
                                                                  -------------
                                                                      6,279,457
                                                                  -------------
Technology-3.8%
Communication-Equipment Manufacturers-0.4%
Tellabs, Inc.(a)                                       79,100           628,054
                                                                  -------------
Computers-1.8%
Hewlett-Packard Co.                                   128,800         2,735,712
                                                                  -------------
Miscellaneous Industrial Technology-1.6%
Arrow Electronics, Inc.(a)                             15,000           408,450
Avnet, Inc.(a)                                         11,125           260,325
Ingram Micro, Inc. Cl.A(a)                             15,525           224,336
Microsoft Corp.                                        40,000         1,054,000
Solectron Corp.(a)                                     63,830           351,065
                                                                  -------------
                                                                      2,298,176
                                                                  -------------
                                                                      5,661,942
                                                                  -------------
Capital Equipment-3.5%
Electrical Equipment-2.0%
Cooper Industries, Ltd. Cl.A                           19,600         1,115,240
General Electric Co.                                   60,000         1,867,200
                                                                  -------------
                                                                      2,982,440
                                                                  -------------
Miscellaneous Capital Goods-1.5%
Textron, Inc.                                          40,500         2,213,325
                                                                  -------------
                                                                      5,195,765
                                                                  -------------
Energy-3.2%
Oils-Integrated Domestic-3.2%
ChevronTexaco Corp.                                     6,500           587,600
ConocoPhillips                                         44,675         3,276,018
Valero Energy Corp.                                    13,000           859,430
                                                                  -------------
                                                                      4,723,048
                                                                  -------------
Consumer Cyclicals-2.5%
Autos & Auto Parts-0.4%
Lear Corp.                                              9,700           574,531
                                                                  -------------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(a)                 12,025           172,920
                                                                  -------------
Household-Appliances/Durables-0.8%
Whirlpool Corp.                                        16,850         1,121,030
                                                                  -------------
Retailers-0.7%
May Department Stores Co.                              14,900           427,034
Office Depot, Inc.(a)                                  42,000           686,280
                                                                  -------------
                                                                      1,113,314
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Textiles & Apparel-0.5%
V. F. Corp.                                            15,000     $     704,700
                                                                  -------------
                                                                      3,686,495
                                                                  -------------
Services-1.8%
Railroads-1.8%
Burlington Northern Santa Fe Corp.                     16,600           546,804
CSX Corp.                                              10,000           316,000
Norfolk Southern Corp.                                 71,500         1,732,445
                                                                  -------------
                                                                      2,595,249
                                                                  -------------
Industrial Commodities-1.4%
Chemicals-0.3%
Eastman Chemical Co.                                    9,300           430,962
                                                                  -------------
Paper-1.1%
International Paper Co.                                21,700           909,881
MeadWestvaco Corp.                                     25,649           708,425
                                                                  -------------
                                                                      1,618,306
                                                                  -------------
                                                                      2,049,268
                                                                  -------------
Total United States Investments
  (cost $61,506,640)                                                 64,234,576
                                                                  -------------
Total Common Stocks
  (cost $125,769,593)                                               142,041,579
                                                                  -------------
Total Investments-96.7%
  (cost $125,769,593)                                               142,041,579
Other assets less liabilities-3.3%                                    4,856,817
                                                                  -------------
Net Assets-100%                                                   $ 146,898,396
                                                                  =============


FINANCIAL FUTURES CONTRACTS PURCHASED  (see Note D)

                                                     Value at
                Number of   Expiration   Original     May 31,      Unrealized
     Type       Contracts     Month       Value        2004       Appreciation
==============  ==========  ==========  ==========  ===========  ==============
EURO STOXX 50       20      June 2004   $  666,288  $  669,709       $ 3,421
U.S. Dollar
S&P 500 Index       10      June 2004    2,778,625   2,800,750        22,125
                                                                     -------
                                                                     $25,546
                                                                     =======

(a)  Non-income producing security.

(b)  U.S. exchange listed.

Glossary of Terms:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)

ASSETS
Investments in securities, at value
  (cost $125,769,593)                                          $ 142,041,579
Cash                                                                 312,896
Foreign cash, at value (cost $4,899,850)                           4,984,486(a)
Dividends and interest receivable                                    468,721
Receivable for investment securities sold                            330,291
Receivable for shares of beneficial interest sold                     57,541
                                                               -------------
Total assets                                                     148,195,514
                                                               -------------
LIABILITIES
Payable for investment securities purchased                        1,064,415
Advisory fee payable                                                  92,013
Distribution fee payable                                              13,939
Payable for shares of beneficial interest redeemed                    13,649
Payable for variation margin on futures contracts                      6,752
Accrued expenses                                                     106,350
                                                               -------------
Total liabilities                                                  1,297,118
                                                               -------------
Net Assets                                                     $ 146,898,396
                                                               =============
COMPOSITION OF NET ASSETS
Paid-in capital                                                $ 130,498,082
Undistributed net investment income                                  751,117
Accumulated net realized loss on investment
  and foreign currency transactions                                 (738,815)
Net unrealized appreciation of investments
  and foreign currency denominated assets
  and liabilities.                                                16,388,012
                                                               -------------
                                                               $ 146,898,396
                                                               =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($19,392,627 / 1,736,097 shares of beneficial
  interest issued and outstanding)                                    $11.17
Sales charge--4.25% of public offering price                             .50
                                                                      ------
Maximum offering price                                                $11.67
                                                                      ======
Class B Shares
  Net asset value and offering price per share
  ($6,874,260 / 621,379 shares of beneficial
  interest issued and outstanding)                                    $11.06
                                                                      ======
Class C Shares
  Net asset value and offering price per share
  ($4,094,143 / 369,714 shares of beneficial
  interest issued and outstanding)                                    $11.07
                                                                      ======
Advisor Class Shares
  Net asset value, redemption and offering price per
  share ($116,537,366 / 10,411,176 shares of
  beneficial interest issued and outstanding)                         $11.19
                                                                      ======


(a) An amount of U.S. $233,299 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2004.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $135,056)                           $  1,719,146
Interest                                                 8,800     $  1,727,946
                                                  ------------
EXPENSES
Advisory fee                                           713,793
Distribution fee--Class A                               27,549
Distribution fee--Class B                               32,329
Distribution fee--Class C                               18,988
Custodian                                              109,858
Administrative                                          41,875
Transfer agency                                         54,661
Audit and legal                                         38,793
Printing                                                22,642
Registration fees                                       22,100
Trustees' fees and expenses                              9,172
Miscellaneous                                            9,433
                                                  ------------
Total expenses                                       1,101,193
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                        (218,718)
Less: expense offset arrangement
  (see Note B)                                             (14)
                                                  ------------
Net expenses                                                            882,461
                                                                   ------------
Net investment income                                                   845,485
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             2,959,163
  Futures contracts                                                     219,278
  Foreign currency transactions                                         220,380
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         5,001,400
  Futures contracts                                                     (69,239)
  Foreign currency denominated assets
    and liabilities                                                      33,090
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                               8,364,072
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  9,209,557
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                     Ended         Year Ended
                                                  May 31, 2004    November 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income                            $     845,485    $   1,357,463
Net realized gain on investment
  and foreign currency transactions                  3,398,821        1,094,864
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities                             4,965,251       21,348,509
                                                 -------------    -------------
Net increase in net assets from
  operations                                         9,209,557       23,800,836

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                             (171,863)         (61,263)
  Class B                                              (19,216)          (4,684)
  Class C                                              (11,337)          (2,324)
  Advisor Class                                     (1,358,383)        (704,232)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        13,682,902       13,117,912
                                                 -------------    -------------
Total increase                                      21,331,660       36,146,245

NET ASSETS
Beginning of period                                125,566,736       89,420,491
                                                 -------------    -------------
End of period (including undistributed net
  investment income of $751,117 and
  $1,466,431, respectively)                      $ 146,898,396    $ 125,566,736
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Global Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on for-


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


eign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2004, such reimbursement amounted to $22,605.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $151,177. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2004, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $41,875.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $24,585 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $3,061.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $14 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,368 from the sale of Class A shares and received $25, $4,000 and $242 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004 amounted to $94,337, of which $20,166 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $324,462 and $229,923 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  36,320,240    $  24,452,430
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                      $ 20,919,432
Gross unrealized depreciation                                        (4,647,446)
                                                                   ------------
Net unrealized appreciation                                        $ 16,271,986
                                                                   ============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                  Six Months Ended  Year Ended  Six Months Ended   Year Ended
                     May 31, 2004   November 30,  May 31, 2004    November 30,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold              321,995       773,531    $  3,593,593    $  7,203,363
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               15,161         7,196         163,280          59,582
-------------------------------------------------------------------------------
Shares converted
  from Class B             7,992        13,426          89,647         120,480
-------------------------------------------------------------------------------
Shares redeemed         (158,110)     (283,037)     (1,757,818)     (2,519,576)
-------------------------------------------------------------------------------
Net increase             187,038       511,116    $  2,088,702    $  4,863,849
===============================================================================

Class B
Shares sold              162,164       258,562    $  1,799,819    $  2,333,888
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                1,318           373          14,106           3,069
-------------------------------------------------------------------------------
Shares converted
  to Class A              (8,057)      (13,547)        (89,647)       (120,480)
-------------------------------------------------------------------------------
Shares redeemed          (71,773)     (141,381)       (792,996)     (1,249,385)
-------------------------------------------------------------------------------
Net increase              83,652       104,007    $    931,282    $    967,092
===============================================================================

Class C
Shares sold               76,243       153,964    $    850,320    $  1,361,275
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                  733           174           7,846           1,435
-------------------------------------------------------------------------------
Shares redeemed          (26,294)      (86,247)       (291,084)       (761,136)
-------------------------------------------------------------------------------
Net increase              50,682        67,891    $    567,082    $    601,574
===============================================================================

Advisor Class
Shares sold            1,448,285     2,383,914     $16,254,004    $ 21,157,570
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              125,428        84,408       1,352,118         699,743
-------------------------------------------------------------------------------
Shares redeemed         (668,942)   (1,653,966)     (7,510,286)    (15,171,916)
-------------------------------------------------------------------------------
Net increase             904,771       814,356     $10,095,836    $  6,685,397
===============================================================================

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE H

Distribution to Shareholders

The tax character of distribution to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2003 was as follows:

                                                                   2003
                                                               ============
Distributions paid from:
  Ordinary income                                              $    772,503
                                                               ------------
Total taxable distributions                                         772,503
                                                               ------------
Total distributions paid                                       $    772,503
                                                               ------------


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $  1,466,431
Accumulated capital and other losses                             (4,070,723)(a)
Unrealized appreciation/(depreciation)                           11,355,848(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  8,751,556
                                                               ------------


(a) On November 30, 2003, the Fund had a net capital loss carryforward of $4,070,723 which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $900,463.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE I

Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period



                                                                  Class A
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,         2001(a) to
                                           May 31, 2004  ------------------------  November 30,
                                            (unaudited)     2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.52        $8.57        $9.64       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)               .06          .10          .05         (.02)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .70         1.91        (1.12)        (.34)
Net increase (decrease) in net asset
  value from operations                          .76         2.01        (1.07)        (.36)

LESS: DIVIDENDS
Dividends from net investment income            (.11)        (.06)          -0-          -0-
Net asset value, end of period                $11.17       $10.52        $8.57        $9.64

TOTAL RETURN
Total investment return based on net
  asset value(d)                                7.26%       23.64%      (11.10)%      (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,393      $16,298       $8,892       $5,923
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%(e)     1.50%        1.76%        2.44%(e)
  Expenses, before waivers/
    reimbursements                              1.73%(e)     1.89%        2.59%        8.10%(e)
  Net investment income (loss)(c)               1.00%(e)     1.05%         .56%        (.27)%(e)
Portfolio turnover rate                           18%          29%          28%          14%



See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Class B
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,         2001(a) to
                                           May 31, 2004  ------------------------  November 30,
                                            (unaudited)     2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.39        $8.47        $9.59       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)               .01          .03         (.01)        (.06)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .70         1.90        (1.11)        (.35)
Net increase (decrease) in net asset
  value from operations                          .71         1.93        (1.12)        (.41)

LESS: DIVIDENDS
Dividends from net investment income            (.04)        (.01)          -0-          -0-
Net asset value, end of period                $11.06       $10.39        $8.47        $9.59

TOTAL RETURN
Total investment return based on
  net asset value(d)                            6.80%       22.82%      (11.68)%      (4.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,874       $5,585       $3,673       $1,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.16%(e)     2.20%        2.45%        3.14%(e)
  Expenses, before waivers/
    reimbursements                              2.47%(e)     2.64%        3.29%       11.12%(e)
  Net investment income (loss)(c)                .27%(e)      .38%        (.09)%       (.91)%(e)
Portfolio turnover rate                           18%          29%          28%          14%



See footnote summary on page 30.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                 Class C
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,         2001(a) to
                                           May 31, 2004  ------------------------  November 30,
                                            (unaudited)     2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.40        $8.48        $9.61       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)               .02          .04           -0-        (.06)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .69         1.89        (1.13)        (.33)
Net increase (decrease) in net asset
  value from operations                          .71         1.93        (1.13)        (.39)

LESS: DIVIDENDS
Dividends from net investment income            (.04)        (.01)          -0-          -0-
Net asset value, end of period                $11.07       $10.40        $8.48        $9.61

TOTAL RETURN
Total investment return based on
  net asset value(d)                            6.79%       22.79%      (11.76)%      (3.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,094       $3,317       $2,129         $997
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.13%(e)     2.20%        2.40%        3.15%(e)
  Expenses, before waivers/
    reimbursements                              2.44%(e)     2.60%        3.16%       12.33%(e)
  Net investment income (loss)(c)                .30%(e)      .39%          -0-        (.89)%(e)
Portfolio turnover rate                           18%          29%          28%          14%




See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              Advisor Class
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,         2001(a) to
                                           May 31, 2004  ------------------------  November 30,
                                            (unaudited)     2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.56        $8.60        $9.65       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)               .07          .13          .12         (.01)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .70         1.91        (1.17)        (.34)
Net increase (decrease) in net asset
  value from operations                          .77         2.04        (1.05)        (.35)

LESS: DIVIDENDS
Dividends from net investment income            (.14)        (.08)          -0-          -0-
Net asset value, end of period                $11.19       $10.56        $8.60        $9.65

TOTAL RETURN
Total investment return based on
  net asset value(d)                            7.37%       23.98%      (10.88)%      (3.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $116,537     $100,367      $74,727       $1,791
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.12%(e)     1.20%        1.23%        2.10%(e)
  Expenses, before waivers/
    reimbursements                              1.43%(e)     1.59%        1.85%        9.39%(e)
  Net investment income (loss)(c)               1.30%(e)     1.42%        1.31%        (.13)%(e)
Portfolio turnover rate                           18%          29%          28%          14%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kevin F. Simms(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02118


(1)  Member of the Audit Committee.

(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31

                                                         Management of the Fund
-------------------------------------------------------------------------------


MANAGEMENT OF THE FUND

Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.


                                                                                   PORTFOLIOS
                                                                                     IN FUND         OTHER
  NAME, AGE OF TRUSTEE,                   PRINCIPAL                                  COMPLEX       TRUSTEESHIP
        ADDRESS                          OCCUPATION(S)                             OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                DURING PAST 5 YEARS                            TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71        Investment adviser and an inde-                      113             None
2 Sound View Drive                 pendent consultant. He was
Suite 100                          formerly Senior Manager of Barrett
Greenwich, CT 06830                Associates, Inc., a registered invest-
(3)                                ment adviser, with which he had
Chairman of the Board              been associated since prior 1999.
                                   He was formerly Deputy Comptroller
                                   and Chief Investment Officer of the
                                   State of New York and, prior thereto,
                                   Chief Investment Officer of the New
                                   York Bank for Savings.

Ruth Block,#, 73                   Formerly Executive Vice President                     94             None
500 SE Mizner Blvd.,               and Chief Insurance Officer of The
Boca Raton, FL 33432               Equitable Life Assurance Society
(3)                                of the United States; Chairman
                                   and Chief Executive Officer of
                                   Evlico; Director of Avon, BP (oil
                                   and gas), Ecolab Incorporated
                                   (specialty chemicals), Tandem
                                   Financial Group and Donaldson,
                                   Lufkin & Jenrette Securities
                                   Corporation; former Governor
                                   at Large, National Association
                                   of Securities Dealers, Inc.

David H. Dievler,#, 74             Independent consultant. Until                         98             None
P.O. Box 167                       December 1994 he was Senior
Spring Lake, NJ 07762              Vice President of Alliance Capital
(3)                                Management Corporation ("ACMC")
                                   responsible for mutual fund admin-
                                   istration. Prior to joining ACMC in
                                   1984 he was Chief Financial
                                   Officer of Eberstadt Asset Man-
                                   agement since 1968. Prior to that
                                   he was a Senior Manager at Price
                                   Waterhouse & Co. Member of
                                   American Institute of Certified
                                   Public Accountants since 1953.



_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                   PORTFOLIOS
                                                                                     IN FUND         OTHER
  NAME, AGE OF TRUSTEE,                   PRINCIPAL                                  COMPLEX       TRUSTEESHIP
        ADDRESS                          OCCUPATION(S)                             OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                DURING PAST 5 YEARS                            TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin,#, 62               Consultant. Formerly President of                     96             None
P.O. Box 12                        Save Venice, Inc. (preservation
Annandale, NY 12504                organization) from 2001-2002,
(3)                                a Senior Advisor from June 1999
                                   -June 2000 and President of
                                   Historic Hudson Valley (historic
                                   preservation) from December
                                   1989-May 1999. Previously,
                                   Director of the National Academy
                                   of Design and during 1988-1992,
                                   he was Director and Chairman of
                                   the Audit Committee of ACMC.

Clifford L. Michel,#, 64           Senior Counsel to the law firm                        96         Placer Dome,
15 St. Bernard's Road              of Cahill Gordon & Reindel since                                     Inc.
Gladstone, NJ 07934                February 2001 and a partner of
(3)                                that firm for more than twenty-five
                                   years prior thereto. He is President
                                   and Chief Executive Officer of
                                   Wenonah Development Company
                                   (investments) and a Director of
                                   Placer Dome, Inc. (mining).

Donald J. Robinson,#, 69           Senior Counsel to the law firm of                     95             None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1999. Formerly a
(3)                                senior partner and a member of
                                   the Executive Committee of that
                                   firm. He was also a member and
                                   Chairman of the Municipal Securities
                                   Rulemaking Board and Trustee of
                                   the Museum of the City of New York.

INTERESTED TRUSTEE

Marc O. Mayer, +, #                Executive Vice President of ACMC                      66             None
1345 Avenue of the                 since 2001; prior thereto, Chief
Americas                           Executive Officer of Sanford C.
New York, NY 10105                 Bernstein & Co., LLC and its
(Elected November 18,              predecessor since prior to 1999.
2003)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 33

                                                         Management of the Fund
-------------------------------------------------------------------------------

Officers of the Trust

Certain information concerning the Fund's Officers is listed below.



        NAME,                           POSITION(S)                       PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                    HELD WITH FUND                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Kevin F. Simms, 38                  Senior Vice President           Senior Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC"),**
                                                                    and is a Co-Chief Investment Officer of
                                                                    International Value Equities in 2003,
                                                                    which he has assumed in addition to
                                                                    his role as Director of Research of
                                                                    Global and International Value Equities
                                                                    since 2000. Prior thereto, he was
                                                                    Director of Research for Emerging-
                                                                    Markets Equities at Bernstein,** since
                                                                    prior to 1999.

Thomas J. Bardong, 59               Vice President                  Senior Vice President of ACMC**, with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief
                                                                    Compliance Officer of ACMC,** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and
                                                                    Management, Inc. ("ABIRM"),** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS,** with which he
                                                                    has been associated since prior to
                                                                    1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 35

NOTES


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIDVFSR0504




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.        DESCRIPTION OF EXHIBIT
      -----------        ----------------------
      11 (b) (1)         Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)         Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 30, 2004